Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,966	kr 2,034
Equity securities	11,732	11,822
Debt securities	22,600	28,446
Real estate	6,072	6,276
Investment funds	4,986	5,359
Assets held by insurance company	9,632	9,911
Other	838	511
Fair value of plan assets	kr 57,826	kr 64,359
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents (percentage)	13.00%	15.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Equity securities (percentage)	25.00%	24.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities (percentage)	24.00%	26.00%
Real estate [Member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	100.00%	100.00%
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds (percentage)	81.00%	68.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Other (percentage)	48.00%	1.00%
Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 384	kr 231
Equity securities	8,838	8,557
Debt securities	14,750	14,559
Real estate	5,579	5,760
Investment funds	2,728	2,139
Assets held by insurance company		0
Other	287	(55)
Fair value of plan assets	kr 32,566	kr 31,191
Sweden [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Sweden [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 69	kr 206
Equity securities	364	431
Debt securities	3,432	4,052
Real estate		0
Investment funds	702	792
Assets held by insurance company		0
Other	(245)	(328)
Fair value of plan assets	kr 4,322	kr 5,153
US [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
US [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 976	kr 1,025
Equity securities	776	914
Debt securities	203	118
Real estate		0
Investment funds	632	308
Assets held by insurance company	7,482	8,002
Other	424	828
Fair value of plan assets	kr 10,493	kr 11,195
United Kingdom [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
United Kingdom [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 537	kr 572
Equity securities	1,754	1,920
Debt securities	4,215	9,717
Real estate	493	516
Investment funds	924	2,120
Assets held by insurance company	2,150	1,909
Other	372	66
Fair value of plan assets	kr 10,445	kr 16,820
Other Countries [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Other Countries [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%